Leases - Summary of Future Minimum Payments Under Operating Leases (Detail) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Leases [Abstract]
2021	¥ 135,107
2022	101,646
2023 and thereafter	44,409
Less imputed interest	11,933
Total	¥ 269,229